PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT [Text Block]

6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30, 2023	December 31, 2022
Land	$296	$291
Buildings	-	-
Machinery and office equipment	759	1,098
Vehicles	81	37
Total	1,136	1,426
Less: accumulated depreciation	(185)	(208)
Property, plant and equipment, net	$951	$1,218

Depreciation expense for the three and six months ended June 30, 2023 was less than $0.1 million and $0.1 million, respectively, (June 30, 2022 - $0.1 million and $0.1 million, respectively) and was recorded in depreciation and amortization in the unaudited condensed interim consolidated statements of operations and comprehensive loss. An impairment of $0.2 million was recorded against Property, Plant and Equipment during the three and six months ended June 30, 2023. See Note 10.

7. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31, 2022	December 31, 2021
Thousands of United States dollars
Land	$637	$112
Buildings	1,875	928
Machinery and office equipment	2,853	1,991
Vehicles	71	37
Construction in progress	-	905
Total	5,436	3,973
Less: accumulated depreciation	(626)	(223)
Property, plant and equipment, net	$4,810	$3,750

Depreciation expense for the year ended December 31, 2022 was $0.5 million (2021 - $0.2 million) and was recorded in depreciation and amortization in the consolidated statements of operations and comprehensive loss.

At December 31, 2022, the Company recorded an impairment charge of the remaining value of the property, plant and equipment within the Colombia Brands segment. The amount of less than $0.1 million (2021 - $nil) is included in the other asset impairments line in the consolidated statements of operations and comprehensive loss. See Note 11 for further discussion.

As at December 31, 2022, the Company’s property, plant and equipment have no significant restrictions on title or pledges as security for liabilities, there are no significant commitments for future purchases, and there were no significant disposals during the year ended December 31, 2022.